Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE SECURITIES TRUST | Deutsche Gold and Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE SECURITIES TRUST | Deutsche Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE SECURITIES TRUST | Deutsche CROCI Sector Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE VARIABLE SERIES I | Deutsche CROCI International VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE VARIABLE SERIES I | Deutsche Global Small Cap VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE INSTITUTIONAL FUNDS | Deutsche EAFE Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE VARIABLE SERIES II | Deutsche Global Growth VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

DEUTSCHE VARIABLE SERIES II | Deutsche Global Equity VIP
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SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.